Leases	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Leases
Leases

Note 8 — Leases

The Company has entered into operating leases for office space. The leases have remaining terms ranging from eleven months to 1.6 years and expire at various dates through July 2027. The leases do not contain residual value guarantees or restrictive covenants. The following lease costs are included in the condensed consolidated statements of operations and comprehensive loss:

	Three months ended December 31,
	2025	2024
Operating lease cost	$103	$158
Short-term lease cost	10	11
Total lease cost	$113	$169

Cash paid for amounts included in the measurement of operating lease liabilities for the three months ended December 31, 2025 and 2024 was $103 and $189, respectively. As of December 31, 2025, the weighted-average remaining lease term was 1.2 years, and the weighted-average discount rate was 15.6%. There are no other leases that had not yet commenced as of December 31, 2025 that will create significant additional rights and obligations for the Company. The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded on the condensed consolidated balance sheet as of December 31, 2025:

Years ending September 30,
2026 (remaining nine months)	$204
2027	99
Total minimum lease payments	303
Less: imputed interest	(23)
Present value of future minimum lease payments	280
Less: current obligations under leases	(237)
Long-term lease obligations	$43

Note 11 — Leases

The Company has entered into operating leases for office space. The leases have remaining terms ranging from three months to 1.8 years and expire at various dates through July 2027. The leases do not contain residual value guarantees or restrictive covenants.

During the year ended September 30, 2025, the Company entered into new or amended leases relating to four properties. In connection with these leases, the Company recognized additional right-of-use assets and operating lease liabilities of $528. The Company also modified the lease on one property it occupies in Lowell, Massachusetts to reduce the remaining lease term. As a result of the modification, the Company recognized an $86 reduction in the related ROU asset and operating lease liability. There were no leases that had not yet commenced as of September 30, 2025 that will create significant additional rights and obligations for the Company.

In March 2025, the Company vacated a leased 19,436 square foot office in Irvine, California, having a remaining lease term of 2.4 years and in April 2025 the lease was terminated. As a result of the termination of the lease, the Company recognized an impairment loss of $725 to reduce the carrying value of this asset group to its estimated fair value. The resulting impairment loss is included in “Impairment of long-lived assets” in the condensed consolidated statements of operations and comprehensive loss.

The following lease costs are included in the consolidated statements of operations and comprehensive loss:

	Year ended September 30,
	2025	2024

Operating lease cost	$546	$429
Short-term lease cost	42	135
Total lease cost	$588	$564

Cash paid for amounts included in the measurement of operating lease liabilities for the years ended September 30, 2025 and 2024 was $549 and $563, respectively. As of September 30, 2025, the weighted-average remaining lease term was 1.3 years, and the weighted-average discount rate was 15.6%.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded on the consolidated balance sheet as of September 30, 2025:

Years ending September 30,

2026	$308
2027	99
Total minimum lease payments	407
Less: imputed interest	(37)
Present value of future minimum lease payments	370
Less: current obligations under leases	(274)
Long-term lease obligations	$96